Intangible assets - Summary of Movements in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	€ 24,648	€ 8,333
Acquisition of subsidiary (MOMA)		19,404
Additions		1,322
Amortization	(3,635)	(3,691)
Reclassifications		(720)
Ending balance, intangible assets	21,013	24,648
Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	4,283	4,135
Acquisition of subsidiary (MOMA)		2,120
Additions		0
Amortization	(1,395)	(1,252)
Reclassifications		(720)
Ending balance, intangible assets	2,888	4,283
Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	3,312	4,198
Acquisition of subsidiary (MOMA)		0
Additions		1,322
Amortization	(1,845)	(2,208)
Reclassifications		0
Ending balance, intangible assets	1,467	3,312
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,329	0
Acquisition of subsidiary (MOMA)		6,560
Additions		0
Amortization	(395)	(231)
Reclassifications		0
Ending balance, intangible assets	5,934	6,329
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	10,724	0
Acquisition of subsidiary (MOMA)		10,724
Additions		0
Amortization	0	0
Reclassifications		0
Ending balance, intangible assets	10,724	10,724
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	38,023	18,017
Ending balance, intangible assets	38,023	38,023
Cost | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,606	5,206
Ending balance, intangible assets	6,606	6,606
Cost | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	14,133	12,811
Ending balance, intangible assets	14,133	14,133
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,560	0
Ending balance, intangible assets	6,560	6,560
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	10,724	0
Ending balance, intangible assets	10,724	10,724
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(13,375)	(9,684)
Ending balance, intangible assets	(17,010)	(13,375)
Accumulated amortization and impairment | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(2,323)	(1,071)
Ending balance, intangible assets	(3,718)	(2,323)
Accumulated amortization and impairment | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(10,821)	(8,613)
Ending balance, intangible assets	(12,666)	(10,821)
Accumulated amortization and impairment | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(231)	0
Ending balance, intangible assets	(626)	(231)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	€ 0	€ 0